Loans Payable (Details Narrative)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Nov. 28, 2017 USD ($)	Oct. 04, 2017 USD ($)	Jul. 05, 2017 USD ($)	May 17, 2017 USD ($)	Mar. 05, 2017 USD ($)
Promissorry Note			$ 44,000	$ 65,000	$ 20,000	$ 22,500	$ 22,500
Interest Rate of Promissory Note			0.05	0.05	0.05	0.05	.05
Interst Recorded		$ 339
Loans Payable 1 [Member]
Interst Recorded	$ 848
Days due within demand notice	2 days
Loans Payable 2 [Member]
Interst Recorded	$ 703
Days due within demand notice	2 days
Loans Payable 3 [Member]
Interst Recorded	$ 490
Days due within demand notice	2 days
Loans Payable 4 [Member]
Interst Recorded	$ 784
Days due within demand notice	2 days
Loans Payable 5 [Member]
Interst Recorded	$ 199
Days due within demand notice	2 days